INCOME FROM CONTRACTS WITH CUSTOMERS - Income and Expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from contract with customers [abstract]
Banking services fees	$ 3,126,651	$ 2,823,411	$ 3,006,506
Debit and credit card fees	1,511,956	1,298,251	1,364,244
Pension and severance fund management	1,253,700	1,158,524	1,129,391
Trust activities and portfolio management service	336,637	343,268	334,910
Bonded warehouse services	169,386	155,253	161,298
Commissions on transfers, checks and checkbooks	25,187	31,113	50,026
Office network services	18,914	17,493	24,618
Other commissions and fees	10,771	8,586	12,350
Total income from commissions and fees	6,453,202	5,835,899	6,083,343
Banking Services	(481,381)	(404,414)	(311,098)
Sales and Services Commissions	(227,541)	(216,457)	(184,481)
Fees paid to pension funds sales forces	(87,499)	(74,752)	(94,285)
Information Processing Services of Operators	(22,940)	(21,632)	(17,969)
Offices Network Services	(11,158)	(14,610)	(8,508)
Other	(11,255)	(10,611)	(11,658)
Total expenses from commissions and fees	(841,774)	(742,476)	(627,999)
Net commission and fee income	$ 5,611,428	$ 5,093,423	$ 5,455,344